Notes Payable - Related Party (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Repayment of related party debt	$ 43,658	$ 37,524	$ 6,100	$ 126,270
Accrued interest			62,317	31,530
Joseph C. Visconti [Member]
Principal amount					$ 525,500
Interest rate					6.00%
Repayment of related party debt	27,850		497,650	0
Related party notes payable	$ 0		27,850	525,500
Accrued interest			$ 62,317	$ 31,530